COMMITMENTS AND CONTINGENT LIABILITIES (Summary Of Cumulative product Claims Activity) (Details) - New Silicosis Claim [Member] - claims	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loss Contingency Pending Claims Numer Roll Forward
Open claims, January 1	54	27	20
New claims	19	28	8
Settled and dismissed claims	(2)	(1)	(1)
Open claims, December 31	71	54	27